Long-term debt - Outstanding Amount (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Long-term debt
Revolving credit facility	$ 1,555,215	$ 2,100,000	$ 1,539,225
Senior unsecured notes	378,633		385,440
Long-term debt	$ 1,933,848		$ 1,924,665